Note 10 - Income Tax Expenses - Tax Charge (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Current tax	$ (162)		$ (188)	$ 2,250	$ (2,361)
Deferred tax	70		(369)	4,008	(2,977)
Total income tax for the period Recognized in the Consolidate Statement of Comprehensive Income	(92)	$ 12	(557)	6,258	(5,338)
Country of domicile [member]
Statement Line Items [Line Items]
Current tax			29	(29)
Deferred tax			267	(370)	451
Foreign countries [member]
Statement Line Items [Line Items]
Current tax	(162)		(217)	2,279	(2,361)
Deferred tax	$ 70		$ (636)	$ 4,378	$ (3,428)